Quarterly Financial Information (Unaudited) (Tables)	7 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Financial Data	The financial
information that has been previously filed or otherwise reported for the Affected Period is superseded by the information in this Annual Report, and the financial statements and related financial information for the Affected Period contained in such previously filed report should no longer be relied upon.

	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$577,160,703	$—	$577,160,703

Liabilities and Shareholders’ equity
Total current liabilities	$507,793	$—	$507,793
Deferred underwriting commissions	20,125,000	—	20,125,000
Derivative warrant liabilities	—	42,525,340	42,525,340

Total liabilities	20,632,793	42,525,340	63,158,133
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	551,527,900	(42,525,340)	509,002,560
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	235	425	660
Class B ordinary shares - $0.0001 par value	1,438	—	1,438
Additional paid-in-capital	5,468,653	1,061,115	6,529,768
Accumulated deficit	(470,316)	(1,061,540)	(1,531,856)

Total Shareholders’ equity	5,000,010	—	5,000,010

Total liabilities and Shareholders’ equity	$577,160,703	$—	577,160,703

	Three Months Ended September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Statement of Operations
Loss from operations	$(550,943)	$—	$(550,943)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	574,660	574,660
Transaction costs - derivative warrant liabilities	—	(1,636,200)	(1,636,200)
Interest earned on investments held in Trust Account	104,289	—	104,289

Total other (expense) income	104,289	(1,061,540)	(957,251)

Net loss	$(446,654)	(1,061,540)	(1,508,194)

Basic and Diluted weighted-average Class A ordinary shares outstanding	57,500,000		57,500,000
Basic and Diluted net loss per Class A share	$—		$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	14,375,000		14,375,000
Basic and Diluted net loss per Class B share	$(0.04)	$(0.07)	$(0.11)

	For the Period From June 10, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Statement of Operations
Loss from operations	$(574,605)	$—	$(574,605)
Other (expense) income:
Change in fair value of warrant liabilities	—	574,660	574,660
Transaction costs - derivative warrant liabilities	—	(1,636,200)	(1,636,200)
Interest earned on investments held in Trust Account	104,289	—	104,289

Total other (expense) income	104,289	(1,061,540)	(957,251)

Net loss	$(470,316)	$(1,061,540)	$(1,531,856)

Basic and Diluted weighted-average Class A ordinary shares outstanding	57,500,000	—	57,500,000
Basic and Diluted net loss per Class A share	$0.00	—	$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	14,375,000	—	14,375,000
Basic and Diluted net loss per Class B share	$(0.04)	$(0.07)	$(0.11)

	For the Period From June 10, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Statement of Cash Flows
Net loss	$(470,316)	$(1,061,540)	$(1,531,856)
Change in fair value of derivative warrant liabilities	$—	(574,660)	(574,660)
Transaction costs - derivative warrant liabilities	$—	$1,636,200	$1,636,200
Initial value of Class A common stock subject to possible redemption	$551,943,200	(43,100,000)	508,843,200
Change in fair value of Class A common stock subject to possible redemption	$(415,300)	$574,660	$159,360